SCHEDULE OF INVESTMENTS

Ivy Balanced Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Integrated Telecommunication Services – 1.1%
Verizon Communications, Inc.	451	$27,711

Interactive Home Entertainment – 1.6%
Electronic Arts, Inc.(A)	393	42,251

Interactive Media & Services – 3.8%
Alphabet, Inc., Class A(A)	33	44,735
Alphabet, Inc., Class C(A)	9	12,631
Facebook, Inc., Class A(A)	200	41,092
		98,458

Movies & Entertainment – 0.7%
Walt Disney Co. (The)	120	17,413

Total Communication Services - 7.2%		185,833

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.2%
V.F. Corp.	305	30,388

Casinos & Gaming – 2.0%
Las Vegas Sands, Inc.	738	50,966

Home Improvement Retail – 1.7%
Lowe’s Co., Inc.	376	44,998

Restaurants – 1.4%
Domino’s Pizza, Inc.	124	36,386

Total Consumer Discretionary - 6.3%		162,738

Consumer Staples

Distillers & Vintners – 1.5%
Constellation Brands, Inc.	199	37,772

Packaged Foods & Meats – 0.8%
General Mills, Inc.	369	19,757

Tobacco – 1.8%
Philip Morris International, Inc.	534	45,413

Total Consumer Staples - 4.1%		102,942

Energy

Integrated Oil & Gas – 2.0%
Chevron Corp.	206	24,884
Hess Corp.	399	26,651
		51,535

Oil & Gas Equipment & Services – 0.2%
Core Laboratories N.V.	142	5,353

Oil & Gas Exploration & Production – 1.2%
Canadian Natural Resources Ltd.(B)	931	30,124

Oil & Gas Storage & Transportation – 1.2%
Enterprise Products Partners L.P.	1,061	29,869

Total Energy - 4.6%		116,881

Financials

Asset Management & Custody Banks – 0.4%
Blackstone Group, Inc. (The), Class A	195	10,907

Diversified Banks – 2.3%
Northern Trust Corp.	318	33,829
U.S. Bancorp	464	27,534
		61,363

Investment Banking & Brokerage – 1.5%
Goldman Sachs Group, Inc. (The)	168	38,628

Multi-Sector Holdings – 1.4%
Berkshire Hathaway, Inc., Class B(A)	154	34,836

Other Diversified Financial Services – 1.7%
JPMorgan Chase & Co.	315	43,975

Regional Banks – 1.7%
PNC Financial Services Group, Inc. (The)	274	43,816

Total Financials - 9.0%		233,525

Health Care

Health Care Equipment – 2.0%
Zimmer Holdings, Inc.	339	50,703

Health Care Technology – 1.3%
Cerner Corp.	476	34,940

Managed Health Care – 1.3%
Anthem, Inc.	110	33,213

Pharmaceuticals – 2.6%
GlaxoSmithKline plc ADR	768	36,112
Jazz Pharmaceuticals plc(A)	117	17,399
Pfizer, Inc.	339	13,275
		66,786
Total Health Care - 7.2%		185,642

Industrials

Aerospace & Defense – 1.4%
Boeing Co. (The)	112	36,491

Agricultural & Farm Machinery – 1.2%
Deere & Co.	183	31,698

Airlines – 1.1%
Delta Air Lines, Inc.	461	26,935

Electrical Components & Equipment – 0.8%
Emerson Electric Co.	260	19,812

Industrial Machinery – 1.0%
Snap-on, Inc.	154	26,165

Railroads – 2.0%
Union Pacific Corp.	282	51,010

Trucking – 1.3%
Knight Transportation, Inc.	943	33,787

Total Industrials - 8.8%		225,898

Information Technology

Application Software – 2.0%
Autodesk, Inc.(A)	283	51,924

Communications Equipment – 1.9%
Arista Networks, Inc.(A)	26	5,359
Cisco Systems, Inc.	887	42,540
		47,899

Data Processing & Outsourced Services – 1.7%
Fiserv, Inc.(A)	374	43,263

Electronic Manufacturing Services – 1.1%
IPG Photonics Corp.(A)	189	27,458

Semiconductors – 5.6%
Infineon Technologies AG ADR	1,288	28,843
Intel Corp.	362	21,686
Micron Technology, Inc.(A)	823	44,249
QUALCOMM, Inc.	566	49,933
		144,711

Systems Software – 2.1%
Microsoft Corp.	341	53,782

Technology Hardware, Storage & Peripherals – 2.1%
Apple, Inc.	181	53,288

Total Information Technology - 16.5%		422,325

Materials

Commodity Chemicals – 1.4%
LyondellBasell Industries N.V., Class A	371	35,009

Specialty Chemicals – 1.7%
PPG Industries, Inc.	324	43,263

Total Materials - 3.1%		78,272

TOTAL COMMON STOCKS – 66.8%		$1,714,056
(Cost: $1,290,480)

ASSET-BACKED SECURITIES	Principal
American Airlines Class AA Pass-Through Certificates, Series 2017-2,
3.350%, 10-15-29	$3,675	3,748

TOTAL ASSET-BACKED SECURITIES – 0.1%		$3,748
(Cost: $3,699)

CORPORATE DEBT SECURITIES

Communication Services

Cable & Satellite – 0.4%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
4.250%, 10-15-30	2,550	2,911
3.900%, 3-1-38	3,500	3,869
4.700%, 10-15-48	2,550	3,139
		9,919

Integrated Telecommunication Services – 0.3%
AT&T, Inc.,
4.125%, 2-17-26	2,850	3,086
Verizon Communications, Inc.,
4.500%, 8-10-33	4,000	4,667
		7,753

Total Communication Services - 0.7%		17,672

Consumer Discretionary

Casinos & Gaming – 0.1%
Las Vegas Sands Corp.,
3.500%, 8-18-26	2,650	2,723

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.,
2.800%, 8-22-24	4,000	4,138

Restaurants – 0.0%
McDonalds Corp.,
4.450%, 3-1-47	1,000	1,146

Total Consumer Discretionary - 0.3%		8,007

Consumer Staples

Drug Retail – 0.0%
CVS Health Corp.,
4.100%, 3-25-25	1,000	1,073

Hypermarkets & Super Centers – 0.1%
Walmart, Inc.,
4.050%, 6-29-48	2,500	2,953

Total Consumer Staples - 0.1%		4,026

Energy

Oil & Gas Drilling – 0.9%
Nabors Industries Ltd., Convertible,
0.750%, 1-15-24	30,100	22,439

Oil & Gas Equipment & Services – 0.1%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.,
3.337%, 12-15-27	3,000	3,128

Oil & Gas Storage & Transportation – 0.6%
Colorado Interstate Gas Co.,
4.150%, 8-15-26(C)	8,340	8,744
Transcontinental Gas Pipe Line Co. LLC,
4.600%, 3-15-48	2,000	2,187
Williams Partners L.P.,
3.600%, 3-15-22	5,000	5,139
		16,070
Total Energy - 1.6%		41,637

Financials

Asset Management & Custody Banks – 0.2%
Ares Capital Corp.,
4.250%, 3-1-25	5,225	5,455

Consumer Finance – 0.2%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	1,500	1,534
3.700%, 5-9-23	1,850	1,906
Hyundai Capital America,
2.550%, 4-3-20(C)	2,500	2,501
		5,941

Diversified Banks – 0.8%
HSBC Holdings plc,
3.400%, 3-8-21	5,000	5,078
Sumitomo Mitsui Banking Corp.,
2.450%, 1-16-20	2,000	2,000
Truist Financial Corp. (3-Month ICE LIBOR plus 386 bps),
5.754%, 12-15-68(D)	7,600	7,623
U.S. Bancorp, 3.100%, 4-27-26	4,400	4,576
		19,277

Investment Banking & Brokerage – 0.5%
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3-26-20	4,500	4,506
Goldman Sachs Group, Inc. (The),
2.905%, 7-24-23	6,000	6,106
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 388.4 bps),
5.785%, 12-29-49(D)	620	623
		11,235

Life & Health Insurance – 0.4%
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9-30-47(C)	5,000	5,254
Sumitomo Life Insurance Co.,
4.000%, 9-14-77(C)	5,000	5,281
		10,535

Multi-Line Insurance – 0.3%
Aon plc (GTD by Aon Corp.),
2.800%, 3-15-21	7,000	7,070

Other Diversified Financial Services – 0.9%
Citigroup, Inc.:
5.950%, 12-29-49	2,850	2,916
6.250%, 12-29-49	7,250	8,238
JPMorgan Chase & Co.,
5.300%, 11-1-68	2,750	2,771
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps),
5.419%, 1-1-68(D)	7,700	7,758
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps),
5.406%, 4-29-49(D)	1,851	1,868
		23,551

Property & Casualty Insurance – 0.2%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
2.200%, 3-15-21	3,800	3,814

Regional Banks – 0.2%
PNC Bank N.A.,
3.250%, 6-1-25	5,000	5,242

Total Financials - 3.7%		92,120

Health Care

Biotechnology – 0.3%
Amgen, Inc.,
2.125%, 5-1-20	7,000	7,003

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
2.700%, 4-1-20	3,000	3,002

Health Care Supplies – 0.3%
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9-23-23	7,000	7,128

Pharmaceuticals – 0.9%
Bristol-Myers Squibb Co.,
3.450%, 11-15-27(C)	4,500	4,810
Forest Laboratories, Inc.,
5.000%, 12-15-21(C)	7,500	7,842
Johnson & Johnson,
3.400%, 1-15-38	9,000	9,630
		22,282
Total Health Care - 1.6%		39,415

Industrials

Aerospace & Defense – 0.4%
L3Harris Technologies, Inc.,
4.400%, 6-15-28	4,000	4,454
Northrop Grumman Corp.,
3.250%, 1-15-28	5,500	5,733
		10,187

Airlines – 0.2%
Southwest Airlines Co.,
2.650%, 11-5-20	5,525	5,554

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
3.150%, 11-15-27	6,000	6,254

Total Industrials - 0.8%		21,995

Information Technology

Electronic Equipment & Instruments – 0.2%
Keysight Technologies, Inc.,
4.600%, 4-6-27	4,500	4,986

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.,
3.200%, 5-11-27	9,000	9,486

Total Information Technology - 0.5%		14,472

Materials

Diversified Metals & Mining – 0.1%
Anglo American plc,
4.125%, 4-15-21(C)	3,500	3,569

Specialty Chemicals – 0.1%
Ecolab, Inc.,
3.250%, 12-1-27	3,000	3,172

Total Materials - 0.2%		6,741

Real Estate

Specialized REITs – 0.7%
American Tower Corp.,
2.250%, 1-15-22	8,000	8,023
American Tower Trust I,
3.652%, 3-23-28(C)	2,000	2,089
Crown Castle International Corp.:
5.250%, 1-15-23	2,217	2,407
3.100%, 11-15-29	5,400	5,461
		17,980
Total Real Estate - 0.7%		17,980

Utilities

Electric Utilities – 0.6%
Ameren Illinois Co.,
3.250%, 3-15-50	2,000	2,018
Duke Energy Corp.,
3.150%, 8-15-27	2,500	2,573

Entergy Texas, Inc.,
2.550%, 6-1-21	3,900	3,902
Exelon Corp.,
2.450%, 4-15-21	4,300	4,319
Kansas City Power & Light Co.,
4.200%, 3-15-48	1,000	1,143
Southern California Edison Co.,
4.125%, 3-1-48	2,000	2,130
		16,085

Multi-Utilities – 0.1%
Berkshire Hathaway Energy Co.:
3.250%, 4-15-28	1,000	1,056
3.800%, 7-15-48	2,000	2,146
		3,202
Total Utilities - 0.7%		19,287

TOTAL CORPORATE DEBT SECURITIES – 10.9%		$283,352
(Cost: $277,423)

LOANS(D)

Industrials

Industrial Machinery – 0.4%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.445%, 1-30-23	10,981	10,350

Total Industrials - 0.4%		10,350

TOTAL LOANS – 0.4%		$10,350
(Cost: $10,860)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 1.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
3.000%, 6-15-45	8,264	8,494
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12-1-31	19	21
6.500%, 1-1-32	21	24
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 6-25-29	5,355	5,607
3.000%, 10-25-46	8,599	8,876
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10-1-28	24	26
6.500%, 2-1-29	3	4
7.000%, 11-1-31	30	34
6.500%, 2-1-32	20	23
7.000%, 2-1-32	34	39
7.000%, 3-1-32	14	16
7.000%, 7-1-32	21	24
6.500%, 9-1-32	17	19
5.500%, 5-1-33	13	14
5.500%, 6-1-33	12	13
4.500%, 11-1-43	5,190	5,754

Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.500%, 8-15-28	8	9
		28,997

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.1%		$28,997
(Cost: $29,256)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 4.8%
U.S. Treasury Notes:
0.125%, 7-15-26	43,481	43,615
2.125%, 2-15-40	38,577	50,410
1.000%, 2-15-46	25,958	28,538
		122,563

Treasury Obligations - 15.3%
U.S. Treasury Bonds:
2.250%, 11-15-25	5,000	5,130
3.875%, 8-15-40	2,425	3,053
3.750%, 8-15-41	1,750	2,170
2.750%, 11-15-47	8,000	8,569
3.000%, 2-15-48	4,500	5,053
3.000%, 8-15-48	34,572	38,890
3.000%, 2-15-49	16,600	18,705
U.S. Treasury Notes:
2.875%, 10-31-20	8,205	8,286
2.750%, 11-30-20	9,500	9,593
2.500%, 12-31-20	1,000	1,008
2.250%, 2-15-21	7,513	7,563
2.875%, 10-15-21	37,855	38,695
2.875%, 11-15-21	5,250	5,373
1.875%, 4-30-22	13,800	13,884
2.000%, 7-31-22	8,480	8,564
1.875%, 10-31-22	3,500	3,524
2.000%, 10-31-22	6,520	6,588
2.125%, 12-31-22	16,600	16,843
2.000%, 2-15-23	40,000	40,444
2.875%, 10-31-23	4,750	4,961
2.750%, 11-15-23	1,500	1,560
1.750%, 6-30-24	6,900	6,916
2.375%, 8-15-24	21,000	21,623
2.125%, 9-30-24	7,400	7,541
2.250%, 12-31-24	1,875	1,923
2.500%, 1-31-25	11,750	12,199
2.875%, 4-30-25	1,500	1,587
2.875%, 5-31-25	8,300	8,783
3.000%, 9-30-25	5,875	6,269
2.625%, 12-31-25	15,000	15,715
1.500%, 8-15-26	6,500	6,367
2.000%, 11-15-26	1,000	1,010
2.250%, 2-15-27	10,000	10,268
2.375%, 5-15-27	4,375	4,533
2.250%, 8-15-27	2,000	2,055
2.875%, 5-15-28	5,500	5,916
3.125%, 11-15-28	19,000	20,877
1.625%, 8-15-29(B)	10,500	10,221
		392,259

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 20.1%		$514,822
(Cost: $489,756)

SHORT-TERM SECURITIES	Shares

Money Market Funds (F) - 0.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (E)	221	221

State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	9,700	9,700
		9,921

TOTAL SHORT-TERM SECURITIES – 0.4%		$9,921
(Cost: $9,921)

TOTAL INVESTMENT SECURITIES – 99.8%		$2,565,246
(Cost: $2,111,395)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		6,395

NET ASSETS – 100.0%		$2,571,641

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $9,497 are on loan.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $40,090 or 1.6% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,714,056	$—	$—
Asset-Backed Securities	—	3,748	—
Corporate Debt Securities	—	283,352	—
Loans	—	10,350	—
United States Government Agency Obligations	—	28,997	—
United States Government Obligations	—	514,822	—
Short-Term Securities	9,921	—	—

Total	$1,723,977	$841,269	$—

During the period ended December 31, 2019, securities totaling $10,542 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = International Exchange

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,111,395

Gross unrealized appreciation	470,733

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Gross unrealized depreciation	(16,882)

Net unrealized appreciation	$453,851